Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net income (loss)	$ 200,913	$ (305)	$ (3,166,547)	$ 2,533,106
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Prepaid income taxes			(12,186)
Prepaid expenses	(41,808)	29,364	50,938	(39,074)
Accrued expenses	270,822	89,961	166,483	(135)
Income taxes payable		220	(679,431)	305,637
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Gain on change in fair value of warrant liability	(853,000)		2,357,500
Interest earned on marketable securities held in Trust Account	(933)	(262,479)	(348,425)	(4,324,060)
Deferred tax benefit	(49,995)		(217,086)	(851)
Changes in operating assets and liabilities:
Net cash (used in) operating activities	(474,001)	(143,239)	(1,848,754)	(1,525,377)
Cash Flows from Investing Activities:
Investment of cash in Trust Account		(500,015)	(2,619,785)	(500,000)
Cash withdrawals from Trust Account for redemptions			13,448,626	137,130,484
Cash withdrawn from Trust Account for franchise taxes	40,250		490,865	1,070,021
Net cash provided by (used in) investing activities	40,250	(500,015)	11,319,706	137,700,505
Cash Flows from Financing Activities:
Proceeds from promissory notes – related parties		1,225,000	5,075,000	180,000
Repayment of promissory note – related parties	(425,000)		(180,000)	(425,000)
Redemptions of common stock			(13,448,626)	(137,130,484)
Net cash (used in) provided by financing activities	(425,000)	1,225,000	(8,553,626)	(137,375,484)
Net Change in Cash	(858,751)	(581,746)	917,326	(1,200,356)
Cash – Beginning	972,787	55,461	55,461	1,255,817
Cash – Ending	114,036	637,207	972,787	55,461
Supplemental cash flow information:
Cash paid for income taxes			691,617	386,030
Non-cash investing and financing activities:
Initial measurement of private placement warrants accounted for as liabilities			368,000
Initial measurement of unit purchase option agreement issued in connection with the Initial Public Offering accounted for as a liability			3,990,000
Change in value of common stock subject to possible redemption	$ (200,906)	$ (301)	$ 7,524,542	$ 2,533,106